Auditors' fees (Tables)	12 Months Ended
Dec. 31, 2018
Auditor's remuneration [abstract]
Schedule of amount of fees of the auditors of the parent company and their partner firms included in the consolidated income statement

		Audit and related services					Other services
		Statutory audit fees, certification,		Services required			rendered by
		auditing of the accounts		by the law			auditors' networks to
(in millions of euros)		o/w issuer		o/w issuer		Sub-total	fully-consolidated	Total
EY							subsidiaries
2018		10.6	5.4	0.3	—	10.8	0.4	11.3
	%	94%	48%	2%	—	96%	4%	100%
2017		11.6	7.1	0.0	0.0	11.6	0.6	12.2
	%	95%	58%	0%	0%	95%	5%	100%
2016		9.2	4.9	0.1	0.0	9.3	0.6	9.9
	%	93%	49%	1%	0%	94%	6%	100%
KPMG
2018		10.9	6.3	0.5	0.3	11.4	0.1	11.5
	%	95%	55%	4%	2%	99%	1%	100%
2017		11.4	6.9	0.3	0.2	11.7	0.1	11.8
	%	97%	58%	3%	2%	99%	1%	100%
2016		9.2	5.4	0.5	0.2	9.7	0.1	9.8
	%	94%	55%	5%	2%	99%	1%	100%